INCOME TAXES (Tables)	12 Months Ended
Dec. 30, 2023
INCOME TAXES
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 30, 2023, December 31, 2022, and December 25, 2021 are summarized as follows (in thousands):

	2023	2022	2021
Currently Payable:
Federal	$123,257	$181,029	$115,077
State and local	28,580	44,646	30,441
Foreign	10,808	17,336	21,095
	162,645	243,011	166,613
Net Deferred:
Federal	(2,249)	(8,561)	6,242
State and local	(3,223)	(3,657)	118
Foreign	(389)	(941)	999
	(5,861)	(13,159)	7,359
Total income tax expense	$156,784	$229,852	$173,972

Components of Earnings Before Income Taxes

	2023	2022	2021
U.S.	$633,816	$876,071	$645,316
Foreign	37,425	58,745	81,020
Total	$671,241	$934,816	$726,336

Effective Income Tax Rate Reconciliation

	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.6	3.4	3.3
Tax credits, including foreign tax credit	(0.9)	(0.8)	(0.6)
Change in uncertain tax positions reserve	0.2	(0.1)	(0.1)
Other permanent differences	0.2	0.1	(0.4)
Other, net	(0.7)	1.0	0.7
Effective income tax rate	23.4%	24.6%	23.9%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 30, 2023 and December 31, 2022 are as follows (in thousands):

	2023	2022
Employee benefits	$45,661	$37,893
Lease liability	27,918	28,746
Net operating loss carryforwards	7,881	6,891
Foreign subsidiary capital loss carryforward	935	500
Other tax credits	31	102
Inventory	2,397	3,732
Reserves on receivables	2,203	3,273
Accrued expenses	3,373	6,791
Capitalized research and development costs	28,021	11,080
Gross deferred income tax assets	118,420	99,008
Valuation allowance	(6,014)	(4,618)
Deferred income tax assets	112,406	94,390
Depreciation	(82,617)	(69,711)
Intangibles	(43,455)	(43,643)
Right of use assets	(26,870)	(27,849)
Other, net	(484)	(702)
Deferred income tax liabilities	(153,426)	(141,905)
Net deferred income tax liability	$(41,020)	$(47,515)

Schedule of NOL and credit carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2024 - 2028	$—	$27	$206	$—	$—
2029 - 2033	—	396	1,268	—	—
2034 - 2038	—	1,618	1,656	—	31
2039 - 2043	208	1,373	—	—	—
Thereafter	—	—	570	—	—
Total	$208	$3,414	$3,700	$—	$31